Note 2 - Summary of Significant Accounting Policies (Details Textual)	2 Months Ended	12 Months Ended
	Jan. 31, 2019 USD ($)	Oct. 31, 2018 USD ($)	Oct. 31, 2017 USD ($)
Accounts Receivable, Allowance for Credit Loss, Ending Balance	$ 0	$ 664,332	$ 601,760
Inventory Valuation Reserves, Ending Balance	0	0	0
Impairment of Long-Lived Assets Held-for-use	$ 0	$ 0	$ 0
Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member]
Number of Vendors	3	3	3
Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Number of Major Customers	0	0	0
Customer Concentration Risk [Member] | Accounts Receivable [Member]
Number of Major Customers	0